Separate Financial Information of Guarantor Subsidiaries (Notes)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Separate Financial Information of Guarantor Subsidiaries
Separate Financial Information of Guarantor Subsidiaries
The following condensed consolidating guarantor financial information is presented to comply with the requirements of Rule 3-10 of Regulation S-X.
On April 18, 2017, we issued and sold $300,000 in aggregate principal amount of our 5.625% Senior Notes due 2025 (the “Notes”), pursuant to an Indenture, dated as of April 18, 2017, among the company, the Guarantors (as defined below), and Wells Fargo Bank, National Association, a national banking association, as trustee. The Notes are unconditionally and jointly and severally guaranteed by Tennant Coatings, Inc. and Tennant Sales and Service Company (collectively, the “Guarantors”), which are wholly owned subsidiaries of the company.
The Notes and the guarantees constitute senior unsecured obligations of the company and the Guarantors, respectively. The Notes and the guarantees, respectively, are: (a) equal in right of payment with all of the company’s and the Guarantors’ senior debt, without giving effect to collateral arrangements; (b) senior in right of payment to all of the company’s and the Guarantors’ future subordinated debt, if any; (c) effectively subordinated in right of payment to all of the company’s and the Guarantors’ debt and obligations that are secured, including borrowings under the company’s senior secured credit facilities for so long as the senior secured credit facilities are secured, to the extent of the value of the assets securing such liens; and (d) structurally subordinated in right of payment to all liabilities (including trade payables) of the company’s and the Guarantors’ subsidiaries that do not guarantee the Notes.
The following condensed consolidated financial information presents the Condensed Consolidated Statements of Operations and the Condensed Consolidated Statements of Comprehensive Income for each of the three and nine months ended September 30, 2017 and September 30, 2016, the related Condensed Consolidated Balance Sheets as of September 30, 2017 and December 31, 2016, and the related Condensed Consolidated Statements of Cash Flows for the nine months ended September 30, 2017 and September 30, 2016, of Tennant Company ("Parent"), the Guarantor Subsidiaries on a combined basis, the Non-Guarantor Subsidiaries on a combined basis and elimination entries necessary to consolidated the Parent with the Guarantor and Non-Guarantor Subsidiaries. The following condensed consolidated financial statements should be read in conjunction with the consolidated financial statements of the company and notes thereto of which this note is an integral part.

Condensed Consolidated Statement of Operations
For the nine months ended September 30, 2017
(in thousands)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total Tennant Company
Net Sales	$337,034	$442,090	$331,491	$(386,844)	$723,771
Cost of Sales	230,753	363,034	228,838	(387,748)	434,877
Gross Profit	106,281	79,056	102,653	904	288,894

Operating Expense:
Research and Development Expense	20,838	245	3,156	—	24,239
Selling and Administrative Expense	85,608	58,881	102,578	—	247,067
Total Operating Expense	106,446	59,126	105,734	—	271,306
(Loss) Profit from Operations	(165)	19,930	(3,081)	904	17,588

Other Income (Expense):
Equity in Earnings of Affiliates	7,493	1,500	—	(8,993)	—
Interest Expense, Net	(16,866)	—	(257)	(22)	(17,145)
Intercompany Interest Income (Expense)	8,742	(4,323)	(4,419)	—	—
Net Foreign Currency Transaction Gains (Losses)	553	—	(2,928)	—	(2,375)
Other (Expense) Income, Net	(2,389)	(430)	2,177	(58)	(700)
Total Other Expense, Net	(2,467)	(3,253)	(5,427)	(9,073)	(20,220)

(Loss) Profit Before Income Taxes	(2,632)	16,677	(8,508)	(8,169)	(2,632)
Income Tax Expense	385	5,993	5,481	(11,474)	385
Net Earnings (Loss) Including Noncontrolling Interest	(3,017)	10,684	(13,989)	3,305	(3,017)
Net Loss Attributable to Noncontrolling Interest	(28)	—	(28)	28	(28)
Net (Loss) Earnings Attributable to Tennant Company	$(2,989)	$10,684	$(13,961)	$3,277	$(2,989)

Condensed Consolidated Statement of Operations
For the three months ended September 30, 2017
(in thousands)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total Tennant Company
Net Sales	$111,835	$146,495	$131,457	$(127,866)	$261,921
Cost of Sales	76,974	120,523	88,411	(128,591)	157,317
Gross Profit	34,861	25,972	43,046	725	104,604

Operating Expense:
Research and Development Expense	6,312	86	1,509	—	7,907
Selling and Administrative Expense	23,393	19,074	43,184	—	85,651
Total Operating Expense	29,705	19,160	44,693	—	93,558
Profit (Loss) from Operations	5,156	6,812	(1,647)	725	11,046

Other Income (Expense):
Equity in Earnings of Affiliates	2,039	376	—	(2,415)	—
Interest Expense, Net	(5,275)	—	(111)	(9)	(5,395)
Intercompany Interest Income (Expense)	3,774	(1,455)	(2,319)	—	—
Net Foreign Currency Transaction Gains (Losses)	357	2	(1,201)	—	(842)
Other (Expense) Income, Net	(1,724)	(204)	1,469	(23)	(482)
Total Other Expense, Net	(829)	(1,281)	(2,162)	(2,447)	(6,719)

Profit (Loss) Before Income Taxes	4,327	5,531	(3,809)	(1,722)	4,327
Income Tax Expense	731	2,034	2,819	(4,853)	731
Net Earnings (Loss) Including Noncontrolling Interest	3,596	3,497	(6,628)	3,131	3,596
Net Earnings Attributable to Noncontrolling Interest	37	—	37	(37)	37
Net Earnings (Loss) Attributable to Tennant Company	$3,559	$3,497	$(6,665)	$3,168	$3,559

Condensed Consolidated Statement of Operations
For the nine months ended September 30, 2016
(in thousands)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total Tennant Company
Net Sales	$340,344	$436,046	$212,143	$(391,707)	$596,826
Cost of Sales	225,253	356,862	148,362	(391,737)	338,740
Gross Profit	115,091	79,184	63,781	30	258,086

Operating Expense:
Research and Development Expense	22,907	334	1,471	—	24,712
Selling and Administrative Expense	72,925	56,475	57,915	—	187,315
(Gain) Loss on Sale of Business	(220)	—	369	—	149
Total Operating Expense	95,612	56,809	59,755	—	212,176
Profit from Operations	19,479	22,375	4,026	30	45,910

Other Income (Expense):
Equity in Earnings of Affiliates	21,360	1,461	—	(22,821)	—
Interest (Expense) Income, Net	(880)	—	149	—	(731)
Intercompany Interest Income (Expense)	5,355	(4,039)	(1,316)	—	—
Net Foreign Currency Transaction Gains (Losses)	1,003	(667)	(161)	—	175
Other (Expense) Income, Net	(1,323)	(450)	1,413	—	(360)
Total Other Income (Expense), Net	25,515	(3,695)	85	(22,821)	(916)

Profit Before Income Taxes	44,994	18,680	4,111	(22,791)	44,994
Income Tax Expense	13,750	6,883	1,408	(8,291)	13,750
Net Earnings	$31,244	$11,797	$2,703	$(14,500)	$31,244

Condensed Consolidated Statement of Operations
For the three months ended September 30, 2016
(in thousands)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total Tennant Company
Net Sales	$115,130	$147,035	$69,531	$(131,562)	$200,134
Cost of Sales	77,478	120,603	48,327	(131,569)	114,839
Gross Profit	37,652	26,432	21,204	7	85,295

Operating Expense:
Research and Development Expense	7,832	69	517	—	8,418
Selling and Administrative Expense	22,680	18,623	19,320	—	60,623
Total Operating Expense	30,512	18,692	19,837	—	69,041
Profit from Operations	7,140	7,740	1,367	7	16,254

Other Income (Expense):
Equity in Earnings of Affiliates	7,335	144	—	(7,479)	—
Interest (Expense) Income, Net	(313)	—	91	—	(222)
Intercompany Interest Income (Expense)	1,787	(1,361)	(426)	—	—
Net Foreign Currency Transaction Gains (Losses)	246	(50)	(345)	—	(149)
Other (Expense) Income, Net	(322)	(146)	458	—	(10)
Total Other Income (Expense), Net	8,733	(1,413)	(222)	(7,479)	(381)

Profit Before Income Taxes	15,873	6,327	1,145	(7,472)	15,873
Income Tax Expense	4,396	2,321	261	(2,582)	4,396
Net Earnings	$11,477	$4,006	$884	$(4,890)	$11,477

Condensed Consolidated Statement of Comprehensive Income
For the nine months ended September 30, 2017
(in thousands)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total Tennant Company
Net Earnings (Loss) Including Noncontrolling Interest	$(3,017)	$10,684	$(13,989)	$3,305	$(3,017)
Other Comprehensive Income (Loss):
Foreign currency translation adjustments	25,073	693	1,330	(2,023)	25,073
Pension and retiree medical benefits	541	—	151	(151)	541
Cash flow hedge	(6,311)	—	—	—	(6,311)
Income Taxes:
Foreign currency translation adjustments	—	—	—	—	—
Pension and retiree medical benefits	(160)	—	(15)	15	(160)
Cash flow hedge	2,354	—	—	—	2,354
Total Other Comprehensive Income, net of tax	21,497	693	1,466	(2,159)	21,497

Total Comprehensive Income (Loss) Including Noncontrolling Interest	18,480	11,377	(12,523)	1,146	18,480
Comprehensive Loss Attributable to Noncontrolling Interest	(28)	—	(28)	28	(28)
Comprehensive Income (Loss) Attributable to Tennant Company	$18,508	$11,377	$(12,495)	$1,118	$18,508

Condensed Consolidated Statement of Comprehensive Income
For the three months ended September 30, 2017
(in thousands)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total Tennant Company
Net Earnings (Loss) Including Noncontrolling Interest	$3,596	$3,497	$(6,628)	$3,131	$3,596
Other Comprehensive Income (Loss):
Foreign currency translation adjustments	9,033	289	9,221	(9,510)	9,033
Pension and retiree medical benefits	379	—	10	(10)	379
Cash flow hedge	(1,732)	—	—	—	(1,732)
Income Taxes:
Foreign currency translation adjustments	—	—	—	—	—
Pension and retiree medical benefits	(138)	—	—	—	(138)
Cash flow hedge	646	—	—	—	646
Total Other Comprehensive Income, net of tax	8,188	289	9,231	(9,520)	8,188

Total Comprehensive Income Including Noncontrolling Interest	11,784	3,786	2,603	(6,389)	11,784
Comprehensive Income Attributable to Noncontrolling Interest	37	—	37	(37)	37
Comprehensive Income Attributable to Tennant Company	$11,747	$3,786	$2,566	$(6,352)	$11,747

Condensed Consolidated Statement of Comprehensive Income
For the nine months ended September 30, 2016
(in thousands)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total Tennant Company
Net Earnings (Loss)	$31,244	$11,797	$2,703	$(14,500)	$31,244
Other Comprehensive Income (Loss):
Foreign currency translation adjustments	4,380	650	7,496	(8,146)	4,380
Pension and retiree medical benefits	61	—	—	—	61
Cash flow hedge	(394)	—	—	—	(394)
Income Taxes:
Foreign currency translation adjustments	15	—	15	(15)	15
Pension and retiree medical benefits	(23)	—	—	—	(23)
Cash flow hedge	147	—	—	—	147
Total Other Comprehensive (Loss) Income, net of tax	4,186	650	7,511	(8,161)	4,186
Comprehensive Income (Loss)	$35,430	$12,447	$10,214	$(22,661)	$35,430

Condensed Consolidated Statement of Comprehensive Income
For the three months ended September 30, 2016
(in thousands)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total Tennant Company
Net Earnings (Loss)	$11,477	$4,006	$884	$(4,890)	$11,477
Other Comprehensive Income (Loss):
Foreign currency translation adjustments	381	43	764	(807)	381
Pension and retiree medical benefits	23	—	—	—	23
Cash flow hedge	35	—	—	—	35
Income Taxes:
Foreign currency translation adjustments	10	—	10	(10)	10
Pension and retiree medical benefits	(9)	—	—	—	(9)
Cash flow hedge	(13)	—	—	—	(13)
Total Other Comprehensive (Loss) Income, net of tax	427	43	774	(817)	427
Comprehensive Income (Loss)	$11,904	$4,049	$1,658	$(5,707)	$11,904

Condensed Consolidated Balance Sheet
As of September 30, 2017
(in thousands)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total Tennant Company
ASSETS
Current Assets:
Cash and Cash Equivalents	$10,171	$1,024	$44,752	$—	$55,947
Restricted Cash	—	—	1,292	—	1,292
Net Receivables	194	79,978	113,553	—	193,725
Intercompany Receivables	71,221	129,405	4,013	(204,639)	—
Inventories	32,929	15,219	103,829	(10,458)	141,519
Prepaid Expenses	17,884	813	7,584	—	26,281
Other Current Assets	4,367	—	542	—	4,909
Total Current Assets	136,766	226,439	275,565	(215,097)	423,673
Property, Plant and Equipment	233,464	13,013	142,914	—	389,391
Accumulated Depreciation	(153,364)	(6,891)	(47,627)	—	(207,882)
Property, Plant and Equipment, Net	80,100	6,122	95,287	—	181,509
Deferred Income Taxes	3,356	3,974	12,527	—	19,857
Investment in Affiliates	374,353	10,978	—	(385,331)	—
Intercompany Loans	307,090	—	—	(307,090)	—
Goodwill	12,869	1,739	164,440	—	179,048
Intangible Assets, Net	2,237	2,951	170,564	—	175,752
Other Assets	13,255	—	9,704	—	22,959
Total Assets	$930,026	$252,203	$728,087	$(907,518)	$1,002,798
LIABILITIES AND TOTAL EQUITY
Current Liabilities:
Current Portion of Long-Term Debt	$4,887	$—	$394	$—	$5,281
Accounts Payable	36,777	2,557	49,284	—	88,618
Intercompany Payables	134,053	130	70,456	(204,639)	—
Employee Compensation and Benefits	8,538	9,457	17,090	—	35,085
Income Taxes Payable	426	—	10,173	—	10,599
Other Current Liabilities	25,517	14,022	23,788	—	63,327
Total Current Liabilities	210,198	26,166	171,185	(204,639)	202,910
Long-Term Liabilities:
Long-Term Debt	382,975	—	277	—	383,252
Intercompany Loans	—	128,000	179,090	(307,090)	—
Employee-Related Benefits	12,329	3,775	9,143	—	25,247
Deferred Income Taxes	—	—	62,167	—	62,167
Other Liabilities	27,988	1,843	2,855	—	32,686
Total Long-Term Liabilities	423,292	133,618	253,532	(307,090)	503,352
Total Liabilities	633,490	159,784	424,717	(511,729)	706,262
Equity:
Preferred Stock	—	—	—	—	—
Common Stock	6,690	—	11,131	(11,131)	6,690
Additional Paid-In Capital	12,062	72,483	352,262	(424,745)	12,062
Retained Earnings	303,987	20,458	(46,147)	25,689	303,987
Accumulated Other Comprehensive Loss	(28,426)	(522)	(16,099)	16,621	(28,426)
Total Tennant Company Shareholders' Equity	294,313	92,419	301,147	(393,566)	294,313
Noncontrolling Interest	2,223	—	2,223	(2,223)	2,223
Total Equity	296,536	92,419	303,370	(395,789)	296,536
Total Liabilities and Total Equity	$930,026	$252,203	$728,087	$(907,518)	$1,002,798

Condensed Consolidated Balance Sheet
As of December 31, 2016
(in thousands)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total Tennant Company
ASSETS
Current Assets:
Cash and Cash Equivalents	$38,484	$226	$19,323	$—	$58,033
Restricted Cash	—	—	517	—	517
Net Receivables	209	85,219	63,706	—	149,134
Intercompany Receivables	50,437	123,289	2,251	(175,977)	—
Inventories	26,422	12,821	49,829	(10,450)	78,622
Prepaid Expenses	4,120	1,151	3,933	—	9,204
Other Current Assets	2,402	—	10	—	2,412
Total Current Assets	122,074	222,706	139,569	(186,427)	297,922
Property, Plant and Equipment	225,651	12,996	59,853	—	298,500
Accumulated Depreciation	(144,281)	(6,175)	(35,947)	—	(186,403)
Property, Plant and Equipment, Net	81,370	6,821	23,906	—	112,097
Deferred Income Taxes	3,048	3,281	7,110	—	13,439
Investment in Affiliates	157,004	9,021	—	(166,025)	—
Intercompany Loans	130,000	—	—	(130,000)	—
Goodwill	12,869	1,439	6,757	—	21,065
Intangible Assets, Net	—	3,200	3,260	—	6,460
Other Assets	10,189	27	8,838	—	19,054
Total Assets	$516,554	$246,495	$189,440	$(482,452)	$470,037
LIABILITIES AND SHAREHOLDERS' EQUITY
Current Liabilities:
Current Portion of Long-Term Debt	$3,429	$—	$30	$—	$3,459
Accounts Payable	30,867	2,599	13,942	—	47,408
Intercompany Payables	125,540	1,249	49,188	(175,977)	—
Employee Compensation and Benefits	12,025	15,261	8,711	—	35,997
Income Taxes Payable	1,410	—	938	—	2,348
Other Current Liabilities	15,329	13,348	14,940	—	43,617
Total Current Liabilities	188,600	32,457	87,749	(175,977)	132,829
Long-Term Liabilities:
Long-Term Debt	32,714	—	21	—	32,735
Intercompany Loans	—	128,000	2,000	(130,000)	—
Employee-Related Benefits	14,291	3,704	3,139	—	21,134
Deferred Income Taxes	—	—	171	—	171
Other Liabilities	2,406	1,295	924	—	4,625
Total Long-Term Liabilities	49,411	132,999	6,255	(130,000)	58,665
Total Liabilities	238,011	165,456	94,004	(305,977)	191,494
Shareholders' Equity:
Preferred Stock	—	—	—	—	—
Common Stock	6,633	—	11,131	(11,131)	6,633
Additional Paid-In Capital	3,653	72,483	158,592	(231,075)	3,653
Retained Earnings	318,180	9,771	(32,187)	22,416	318,180
Accumulated Other Comprehensive Loss	(49,923)	(1,215)	(42,100)	43,315	(49,923)
Total Shareholders' Equity	278,543	81,039	95,436	(176,475)	278,543
Total Liabilities and Shareholders' Equity	$516,554	$246,495	$189,440	$(482,452)	$470,037

Condensed Consolidated Statement of Cash Flows
For the nine months ended September 30, 2017
(in thousands)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total Tennant Company
OPERATING ACTIVITIES
Net Cash (Used in) Provided by Operating Activities	$(555)	$798	$31,880	$—	$32,123
INVESTING ACTIVITIES
Purchases of Property, Plant and Equipment	(7,400)	—	(8,839)	—	(16,239)
Proceeds from Disposals of Property, Plant and Equipment	17	—	2,439	—	2,456
Proceeds from Principal Payments Received on Long-Term Note Receivable	—	—	500	—	500
Issuance of Long-Term Note Receivable	—	—	(1,500)	—	(1,500)
Acquisition of Businesses, Net of Cash Acquired	(304)	—	(353,769)	—	(354,073)
Purchase of Intangible Asset	(2,500)	—	—	—	(2,500)
Change in Investments in Subsidiaries	(193,639)	—	—	193,639	—
Loan (Payments) Borrowings from Subsidiaries	(159,780)	—	—	159,780	—
Increase in Restricted Cash	—	—	(133)	—	(133)
Net Cash (Used in) Provided by Investing Activities	(363,606)	—	(361,302)	353,419	(371,489)
FINANCING ACTIVITIES
Proceeds from Short-Term Debt	300,000	—	—	—	300,000
Repayments of Short-Term Debt	(300,000)	—	—	—	(300,000)
Loan Borrowings (Payments) from Parent	—	—	159,780	(159,780)	—
Change in Subsidiary Equity	—	—	193,639	(193,639)	—
Proceeds from Issuance of Long-Term Debt	440,000	—	—	—	440,000
Payments of Long-Term Debt	(81,143)	—	(119)	—	(81,262)
Payments of Debt Issuance Costs	(16,465)	—	—	—	(16,465)
Proceeds from Issuances of Common Stock	4,728	—	—	—	4,728
Dividends Paid	(11,204)	—	—	—	(11,204)
Net Cash Provided by Financing Activities	335,916	—	353,300	(353,419)	335,797
Effect of Exchange Rate Changes on Cash and Cash Equivalents	(68)	—	1,551	—	1,483
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(28,313)	798	25,429	—	(2,086)
Cash and Cash Equivalents at Beginning of Year	38,484	226	19,323	—	58,033
CASH AND CASH EQUIVALENTS AT END OF YEAR	$10,171	$1,024	$44,752	$—	$55,947

Condensed Consolidated Statement of Cash Flows
For the nine months ended September 30, 2016
(in thousands)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total Tennant Company
OPERATING ACTIVITIES
Net Cash Provided by Operating Activities	$22,414	$473	$10,395	$—	$33,282
INVESTING ACTIVITIES
Purchases of Property, Plant and Equipment	(18,652)	(13)	(3,834)	—	(22,499)
Proceeds from Disposals of Property, Plant and Equipment	316	—	243	—	559
Acquisition of Businesses, Net of Cash Acquired	—	(10,964)	(1,394)	—	(12,358)
Proceeds from Sale of Business	—	—	285	—	285
Change in Investments in Subsidiaries	(3,000)	—	—	3,000	—
Loan (Payments) Borrowings from Subsidiaries	(7,964)	—	—	7,964	—
Decrease in Restricted Cash	—	—	116	—	116
Net Cash Used in Investing Activities	(29,300)	(10,977)	(4,584)	10,964	(33,897)
FINANCING ACTIVITIES
Loan Borrowings (Payments) from Parent	—	7,964	—	(7,964)	—
Change in Subsidiary Equity	—	3,000	—	(3,000)	—
Proceeds from Issuance of Long-Term Debt	15,000	—	—	—	15,000
Payments of Long-Term Debt	(3,429)	—	(23)	—	(3,452)
Purchases of Common Stock	(12,762)	—	—	—	(12,762)
Proceeds from Issuances of Common Stock	2,893	—	—	—	2,893
Excess Tax Benefit on Stock Plans	447	—	—	—	447
Dividends Paid	(10,583)	—	—	—	(10,583)
Net Cash (Used in) Provided by Financing Activities	(8,434)	10,964	(23)	(10,964)	(8,457)
Effect of Exchange Rate Changes on Cash and Cash Equivalents	(298)	—	353	—	55
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(15,618)	460	6,141	—	(9,017)
Cash and Cash Equivalents at Beginning of Year	35,834	—	15,466	—	51,300
CASH AND CASH EQUIVALENTS AT END OF YEAR	$20,216	$460	$21,607	$—	$42,283

Separate Financial Information of Guarantor Subsidiaries
The following condensed consolidating guarantor financial information is presented to comply with the requirements of Rule 3-10 of Regulation S-X.
On April 18, 2017, we issued and sold $300,000 in aggregate principal amount of our 5.625% Senior Notes due 2025 (the “Notes”), pursuant to an Indenture, dated as of April 18, 2017, among the company, the Guarantors (as defined below), and Wells Fargo Bank, National Association, a national banking association, as trustee. The Notes are unconditionally and jointly and severally guaranteed by Tennant Coatings, Inc. and Tennant Sales and Service Company (collectively, the “Guarantors”), which are wholly owned subsidiaries of the company.
The Notes and the guarantees constitute senior unsecured obligations of the company and the Guarantors, respectively. The Notes and the guarantees, respectively, are: (a) equal in right of payment with all of the company’s and the Guarantors’ senior debt, without giving effect to collateral arrangements; (b) senior in right of payment to all of the company’s and the Guarantors’ future subordinated debt, if any; (c) effectively subordinated in right of payment to all of the company’s and the Guarantors’ debt and obligations that are secured, including borrowings under the company’s senior secured credit facilities for so long as the senior secured credit facilities are secured, to the extent of the value of the assets securing such liens; and (d) structurally subordinated in right of payment to all liabilities (including trade payables) of the company’s and the Guarantors’ subsidiaries that do not guarantee the Notes.
The following condensed consolidating financial information presents the Condensed Consolidated Statements of Earnings, Comprehensive Income and Cash Flows for each of the years in the three-year period ended December 31, 2016, and the related Condensed Consolidated Balance Sheets as of December 31, 2016 and 2015, of Tennant Company ("Parent"), the Guarantor Subsidiaries on a combined basis, the Non-Guarantor Subsidiaries on a combined basis and elimination entries necessary to consolidated the Parent with the Guarantor and Non-Guarantor Subsidiaries. The following condensed consolidated financial statements should be read in conjunction with the consolidated financial statements of the company and notes thereto of which this note is an integral part.

Condensed Consolidated Statement of Earnings
For the year ended December 31, 2016
(in thousands)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total Tennant Company
Net Sales	$455,375	$587,815	$290,349	$(524,967)	$808,572
Cost of Sales	299,459	483,075	199,336	(524,893)	456,977
Gross Profit	155,916	104,740	91,013	(74)	351,595
Operating Expense:
Research and Development Expense	32,378	429	1,931	—	34,738
Selling and Administrative Expense	95,189	74,643	78,378	—	248,210
(Gain) Loss on Sale of Business	(82)	—	231	—	149
Total Operating Expense	127,485	75,072	80,540	—	283,097
Profit from Operations	28,431	29,668	10,473	(74)	68,498
Other Income (Expense):
Equity in Earnings of Affiliates	34,068	2,192	—	(36,260)	—
Interest (Expense) Income, Net	(1,204)	—	255	—	(949)
Intercompany Interest Income (Expense)	7,157	(5,570)	(1,587)	—	—
Net Foreign Currency Transaction Gains (Losses)	648	(652)	(388)	—	(392)
Other (Expense) Income, Net	(2,609)	(573)	2,516	—	(666)
Total Other Income (Expense), Net	38,060	(4,603)	796	(36,260)	(2,007)
Profit Before Income Taxes	66,491	25,065	11,269	(36,334)	66,491
Income Tax Expense	19,877	9,443	2,427	(11,870)	19,877
Net Earnings	$46,614	$15,622	$8,842	$(24,464)	$46,614

Condensed Consolidated Statement of Earnings
For the year ended December 31, 2015
(in thousands)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations		Total Tennant Company
Net Sales	$480,418	$586,154	$306,506	$(561,279)		$811,799
Cost of Sales	320,620	489,203	213,085	(560,169)		462,739
Gross Profit	159,798	96,951	93,421	(1,110)		349,060
Operating Expense:
Research and Development Expense	29,888	389	2,138	—		32,415
Selling and Administrative Expense	97,301	72,954	82,015	—	—	252,270
Impairment of Long-Lived Assets	—	—	11,199	—		11,199
Total Operating Expense	127,189	73,343	95,352	—		295,884
Profit (Loss) from Operations	32,609	23,608	(1,931)	(1,110)		53,176
Other Income (Expense):
Equity in Earnings of Affiliates	14,766	2,122	—	(16,888)		—
Interest (Expense) Income, Net	(1,221)	—	80	—		(1,141)
Intercompany Interest Income (Expense)	7,368	(5,400)	(1,968)	—		—
Net Foreign Currency Transaction Gains (Losses)	535	(777)	(712)	—		(954)
Other (Expense) Income, Net	(3,633)	(422)	3,398	—		(657)
Total Other Income (Expense), Net	17,815	(4,477)	798	(16,888)		(2,752)
Profit (Loss) Before Income Taxes	50,424	19,131	(1,133)	(17,998)		50,424
Income Tax Expense	18,336	4,619	1,630	(6,249)		18,336
Net Earnings (Loss)	$32,088	$14,512	$(2,763)	$(11,749)		$32,088

Condensed Consolidated Statement of Earnings
For the year ended December 31, 2014
(in thousands)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total Tennant Company
Net Sales	$459,905	$551,185	$348,565	$(537,672)	$821,983
Cost of Sales	309,552	457,001	241,259	(538,256)	469,556
Gross Profit	150,353	94,184	107,306	584	352,427
Operating Expense:
Research and Development Expense	27,025	302	2,105	—	29,432
Selling and Administrative Expense	93,832	72,010	85,056	—	250,898
Total Operating Expense	120,857	72,312	87,161	—	280,330
Profit from Operations	29,496	21,872	20,145	584	72,097
Other Income (Expense):
Equity in Earnings of Affiliates	34,014	1,876	—	(35,890)	—
Interest (Expense) Income, Net	(1,486)	—	66	—	(1,420)
Intercompany Interest Income (Expense)	7,673	(5,400)	(2,273)	—	—
Net Foreign Currency Transaction Gains (Losses)	358	(705)	(343)	—	(690)
Other (Expense) Income, Net	(517)	463	90	(485)	(449)
Total Other Income (Expense), Net	40,042	(3,766)	(2,460)	(36,375)	(2,559)
Profit Before Income Taxes	69,538	18,106	17,685	(35,791)	69,538
Income Tax Expense	18,887	5,081	2,967	(8,048)	18,887
Net Earnings	$50,651	$13,025	$14,718	$(27,743)	$50,651

Condensed Consolidated Statement of Comprehensive Income
For the year ended December 31, 2016
(in thousands)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total Tennant Company
Net Earnings	$46,614	$15,622	$8,842	$(24,464)	$46,614
Other Comprehensive Income (Loss):
Foreign currency translation adjustments	109	270	3,534	(3,804)	109
Pension and retiree medical benefits	(2,248)	—	(1,691)	1,691	(2,248)
Cash flow hedge	(305)	—	—	—	(305)
Income Taxes:
Foreign currency translation adjustments	32	—	32	(32)	32
Pension and retiree medical benefits	504	—	296	(296)	504
Cash flow hedge	114	—	—	—	114
Total Other Comprehensive (Loss) Income, net of tax	(1,794)	270	2,171	(2,441)	(1,794)
Comprehensive Income	$44,820	$15,892	$11,013	$(26,905)	$44,820

Condensed Consolidated Statement of Comprehensive Income
For the year ended December 31, 2015
(in thousands)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total Tennant Company
Net Earnings	$32,088	$14,512	$(2,763)	$(11,749)	$32,088
Other Comprehensive (Loss) Income:
Foreign currency translation adjustments	(12,520)	(1,082)	(12,903)	13,985	(12,520)
Pension and retiree medical benefits	4,121	—	1,571	(1,571)	4,121
Cash flow hedge	164	—	—	—	164
Income Taxes:
Foreign currency translation adjustments	25	—	25	(25)	25
Pension and retiree medical benefits	(1,265)	—	(314)	314	(1,265)
Cash flow hedge	(61)	—	—	—	(61)
Total Other Comprehensive Loss, net of tax	(9,536)	(1,082)	(11,621)	12,703	(9,536)
Comprehensive Income (Loss)	$22,552	$13,430	$(14,384)	$954	$22,552

Condensed Consolidated Statement of Comprehensive Income
For the year ended December 31, 2014
(in thousands)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total Tennant Company
Net Earnings	$50,651	$13,025	$14,718	$(27,743)	$50,651
Other Comprehensive (Loss) Income:
Foreign currency translation adjustments	(10,112)	(326)	(9,397)	9,723	(10,112)
Pension and retiree medical benefits	(5,382)	—	(955)	955	(5,382)
Income Taxes:
Foreign currency translation adjustments	13	—	13	(13)	13
Pension and retiree medical benefits	1,859	—	229	(229)	1,859
Total Other Comprehensive Loss, net of tax	(13,622)	(326)	(10,110)	10,436	(13,622)
Comprehensive Income	$37,029	$12,699	$4,608	$(17,307)	$37,029

Condensed Consolidated Balance Sheet
As of December 31, 2016
(in thousands)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total Tennant Company
ASSETS
Current Assets:
Cash and Cash Equivalents	$38,484	$226	$19,323	$—	$58,033
Restricted Cash	—	—	517	—	517
Net Receivables	209	85,219	63,706	—	149,134
Intercompany Receivables	50,437	123,289	2,251	(175,977)	—
Inventories	26,422	12,821	49,829	(10,450)	78,622
Prepaid Expenses	4,120	1,151	3,933	—	9,204
Other Current Assets	2,402	—	10	—	2,412
Total Current Assets	122,074	222,706	139,569	(186,427)	297,922
Property, Plant and Equipment	225,651	12,996	59,853	—	298,500
Accumulated Depreciation	(144,281)	(6,175)	(35,947)	—	(186,403)
Property, Plant and Equipment, Net	81,370	6,821	23,906	—	112,097
Deferred Income Taxes	3,048	3,281	7,110	—	13,439
Investment in Affiliates	157,004	9,021	—	(166,025)	—
Intercompany Loans	130,000	—	—	(130,000)	—
Goodwill	12,869	1,439	6,757	—	21,065
Intangible Assets, Net	—	3,200	3,260	—	6,460
Other Assets	10,189	27	8,838	—	19,054
Total Assets	$516,554	$246,495	$189,440	$(482,452)	$470,037
LIABILITIES AND SHAREHOLDERS' EQUITY
Current Liabilities:
Current Portion of Long-Term Debt	$3,429	$—	$30	$—	$3,459
Accounts Payable	30,867	2,599	13,942	—	47,408
Intercompany Payables	125,540	1,249	49,188	(175,977)	—
Employee Compensation and Benefits	12,025	15,261	8,711	—	35,997
Income Taxes Payable	1,410	—	938	—	2,348
Other Current Liabilities	15,329	13,348	14,940	—	43,617
Total Current Liabilities	188,600	32,457	87,749	(175,977)	132,829
Long-Term Liabilities:
Long-Term Debt	32,714	—	21	—	32,735
Intercompany Loans	—	128,000	2,000	(130,000)	—
Employee-Related Benefits	14,291	3,704	3,139	—	21,134
Deferred Income Taxes	—	—	171	—	171
Other Liabilities	2,406	1,295	924	—	4,625
Total Long-Term Liabilities	49,411	132,999	6,255	(130,000)	58,665
Total Liabilities	238,011	165,456	94,004	(305,977)	191,494
Shareholders' Equity:
Preferred Stock	—	—	—	—	—
Common Stock	6,633	—	11,131	(11,131)	6,633
Additional Paid-In Capital	3,653	72,483	158,592	(231,075)	3,653
Retained Earnings	318,180	9,771	(32,187)	22,416	318,180
Accumulated Other Comprehensive Loss	(49,923)	(1,215)	(42,100)	43,315	(49,923)
Total Shareholders’ Equity	278,543	81,039	95,436	(176,475)	278,543
Total Liabilities and Shareholders’ Equity	$516,554	$246,495	$189,440	$(482,452)	$470,037

Condensed Consolidated Balance Sheet
As of December 31, 2015
(in thousands)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total Tennant Company
ASSETS
Current Assets:
Cash and Cash Equivalents	$35,834	$—	$15,466	$—	$51,300
Restricted Cash	—	—	640	—	640
Net Receivables	956	77,087	62,402	—	140,445
Intercompany Receivables	38,265	109,753	—	(148,018)	—
Inventories	29,648	10,626	47,567	(10,549)	77,292
Prepaid Expenses	8,683	1,307	4,666	—	14,656
Other Current Assets	2,439	—	46	—	2,485
Assets Held for Sale	178	—	6,648	—	6,826
Total Current Assets	116,003	198,773	137,435	(158,567)	293,644
Property, Plant and Equipment	206,667	9,405	60,739	—	276,811
Accumulated Depreciation	(134,719)	(6,153)	(40,981)	—	(181,853)
Property, Plant and Equipment, Net	71,948	3,252	19,758	—	94,958
Deferred Income Taxes	—	5,517	6,534	—	12,051
Investment in Affiliates	113,341	6,917	—	(120,258)	—
Intercompany Loans	141,403	—	—	(141,403)	—
Goodwill	12,870	—	3,933	—	16,803
Intangible Assets, Net	—	—	3,195	—	3,195
Other Assets	9,304	—	2,340	—	11,644
Total Assets	$464,869	$214,459	$173,195	$(420,228)	$432,295
LIABILITIES AND SHAREHOLDERS' EQUITY
Current Liabilities:
Current Portion of Long-Term Debt	$3,429	$—	$30	$—	$3,459
Accounts Payable	32,338	2,730	15,282	—	50,350
Intercompany Payables	109,753	—	38,265	(148,018)	—
Employee Compensation and Benefits	13,307	13,570	7,651	—	34,528
Income Taxes Payable	—	—	1,398	—	1,398
Other Current Liabilities	15,222	11,627	16,178	—	43,027
Liabilities Held for Sale	—	—	454	—	454
Total Current Liabilities	174,049	27,927	79,258	(148,018)	133,216
Long-Term Liabilities:
Long-Term Debt	21,143	—	51	—	21,194
Intercompany Loans	—	120,000	21,403	(141,403)	—
Employee-Related Benefits	15,255	3,782	2,471	—	21,508
Deferred Income Taxes	—	—	5	—	5
Other Liabilities	2,215	1,173	777	—	4,165
Total Long-Term Liabilities	38,613	124,955	24,707	(141,403)	46,872
Total Liabilities	212,662	152,882	103,965	(289,421)	180,088
Shareholders' Equity:
Preferred Stock	—	—	—	—	—
Common Stock	6,654	—	11,116	(11,116)	6,654
Additional Paid-In Capital	—	68,913	142,584	(211,497)	—
Retained Earnings	293,682	(5,852)	(40,431)	46,283	293,682
Accumulated Other Comprehensive Loss	(48,129)	(1,484)	(44,039)	45,523	(48,129)
Total Shareholders’ Equity	252,207	61,577	69,230	(130,807)	252,207
Total Liabilities and Shareholders’ Equity	$464,869	$214,459	$173,195	$(420,228)	$432,295

Condensed Consolidated Statement of Cash Flows
For the year ended December 31, 2016
(in thousands)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total Tennant Company
OPERATING ACTIVITIES
Net Cash Provided by Operating Activities	$44,147	$239	$14,090	$(598)	$57,878
INVESTING ACTIVITIES
Purchases of Property, Plant and Equipment	(21,507)	(13)	(5,006)	—	(26,526)
Proceeds from Disposals of Property, Plant and Equipment	377	—	238	—	615
Acquisition of Businesses, Net of Cash Acquired	—	(11,539)	(1,394)	—	(12,933)
Issuance of Long-Term Note Receivable	—	—	(2,000)	—	(2,000)
Proceeds from Sale of Business	—	—	285	—	285
Change in Investments in Subsidiaries	(19,594)	—	—	19,594	—
Loan Borrowings (Payments) from Subsidiaries	8,690	—	—	(8,690)	—
Decrease in Restricted Cash	—	—	116	—	116
Net Cash Used for Investing Activities	(32,034)	(11,552)	(7,761)	10,904	(40,443)
FINANCING ACTIVITIES
Loan Borrowings (Payments) from Parent	—	7,969	(16,659)	8,690	—
Change in Subsidiary Equity	—	3,570	16,024	(19,594)	—
Payments of Long-Term Debt	(3,429)	—	(31)	—	(3,460)
Proceeds from Issuance of Long-Term Debt	15,000	—	—	—	15,000
Purchases of Common Stock	(12,762)	—	—	—	(12,762)
Proceeds from Issuances of Common Stock	5,271	—	—	—	5,271
Excess Tax Benefit on Stock Plans	686	—	—	—	686
Dividends Paid	(14,293)	—	(598)	598	(14,293)
Net Cash (Used for) Provided by Financing Activities	(9,527)	11,539	(1,264)	(10,306)	(9,558)
Effect of Exchange Rate Changes on Cash and Cash Equivalents	64	—	(1,208)	—	(1,144)
NET INCREASE IN CASH AND CASH EQUIVALENTS	2,650	226	3,857	—	6,733
Cash and Cash Equivalents at Beginning of Year	35,834	—	15,466	—	51,300
CASH AND CASH EQUIVALENTS AT END OF YEAR	$38,484	$226	$19,323	$—	$58,033

Condensed Consolidated Statement of Cash Flows
For the year ended December 31, 2015
(in thousands)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total Tennant Company
OPERATING ACTIVITIES
Net Cash Provided by Operating Activities	$40,764	$—	$4,928	$(460)	$45,232
INVESTING ACTIVITIES
Purchases of Property, Plant and Equipment	(19,149)	—	(5,631)	—	(24,780)
Proceeds from Disposals of Property, Plant and Equipment	32	—	304	—	336
Loan Borrowings (Payments) from Subsidiaries	268	—	—	(268)	—
Proceeds from Sale of Business	—	—	1,185	—	1,185
Increase in Restricted Cash	—	—	(322)	—	(322)
Net Cash Used for Investing Activities	(18,849)	—	(4,464)	(268)	(23,581)
FINANCING ACTIVITIES
Loan (Payments) Borrowings from Parent	—	—	(268)	268	—
Payments of Long-Term Debt	(3,435)	—	(10)	—	(3,445)
Purchases of Common Stock	(45,998)	—	—	—	(45,998)
Proceeds from Issuances of Common Stock	1,677	—	—	—	1,677
Excess Tax Benefit on Stock Plans	859	—	—	—	859
Dividends Paid	(14,498)	—	(460)	460	(14,498)
Net Cash Used for Financing Activities	(61,395)	—	(738)	728	(61,405)
Effect of Exchange Rate Changes on Cash and Cash Equivalents	79	—	(1,987)	—	(1,908)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(39,401)	—	(2,261)	—	(41,662)
Cash and Cash Equivalents at Beginning of Year	75,235	—	17,727	—	92,962
CASH AND CASH EQUIVALENTS AT END OF YEAR	$35,834	$—	$15,466	$—	$51,300

Condensed Consolidated Statement of Cash Flows
For the year ended December 31, 2014
(in thousands)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total Tennant Company
OPERATING ACTIVITIES
Net Cash Provided by Operating Activities	$48,487	$—	$11,590	$(715)	$59,362
INVESTING ACTIVITIES
Purchases of Property, Plant and Equipment	(15,812)	—	(3,771)	—	(19,583)
Proceeds from Disposals of Property, Plant and Equipment	45	—	246	—	291
Proceeds from Sale of Business	—	—	1,416	—	1,416
Change in Investments in Subsidiaries	(2,400)	—	—	2,400	—
Loan Borrowings (Payments) from Subsidiaries	3,123	—	—	(3,123)	—
Decrease in Restricted Cash	—	—	6	—	6
Net Cash Used for Investing Activities	(15,044)	—	(2,103)	(723)	(17,870)
FINANCING ACTIVITIES
Payments of Short-Term Debt	—	—	(1,500)	—	(1,500)
Loan (Payments) Borrowings from Parent	—	—	(3,123)	3,123	—
Change in Subsidiary Equity	—	—	2,400	(2,400)	—
Payments of Long-Term Debt	(2,000)	—	(16)	—	(2,016)
Purchases of Common Stock	(14,097)	—	—	—	(14,097)
Proceeds from Issuances of Common Stock	2,269	—	—	—	2,269
Excess Tax Benefit on Stock Plans	1,793	—	—	—	1,793
Dividends Paid	(14,487)	—	(715)	715	(14,487)
Net Cash Used for Financing Activities	(26,522)	—	(2,954)	1,438	(28,038)
Effect of Exchange Rate Changes on Cash and Cash Equivalents	300	—	(1,776)	—	(1,476)
NET INCREASE IN CASH AND CASH EQUIVALENTS	7,221	—	4,757	—	11,978
Cash and Cash Equivalents at Beginning of Year	68,014	—	12,970	—	80,984
CASH AND CASH EQUIVALENTS AT END OF YEAR	$75,235	$—	$17,727	$—	$92,962